SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Total Cash and cash equivalents	$ 1,836	$ 23,467	$ 24,818	$ 24,598
Bank checking operating accounts
Cash and Cash Equivalents [Line Items]
Total Cash and cash equivalents	1,784	23,467
Money market funds
Cash and Cash Equivalents [Line Items]
Total Cash and cash equivalents	$ 52